Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [text block]
17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
I(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividends to the Company for the years presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries” and the loss of the subsidiaries is presented as “share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2019 and 2020.
Balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	236,263	683,565	104,761
Amounts due from related parties	138,695	—	—

Total current assets	374,958	683,565	104,761
Investments in subsidiaries	41,198	148,654	22,782
Amounts due from related parties	23,000	29,915	4,585
Other non-current assets	—	17,568	2,691

TOTAL ASSETS	439,156	879,702	134,819

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amounts due to related parties	44,705	45,587	6,986
Accruals and other current liabilities	400	14,452	2,215

Total current liabilities	45,105	60,039	9,201
Convertible loans	138,695	—	—

TOTAL LIABILITIES	183,800	60,039	9,201

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT (CONTINUED)

Mezzanine equity:
Series A convertible redeemable preferred shares (US$ 0.0001 par value; 31,343,284 and 31,343,284 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	82,334	110,468	16,930
Series B-1 convertible redeemable preferred shares (US$ 0.0001 par value; nil and 21,735,721 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	—	142,481	21,836
Series B-2 convertible redeemable preferred shares (US$ 0.0001 par value; 59,327,653 and 59,327,653 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	465,509	495,799	75,985
Series C convertible redeemable preferred shares (US$ 0.0001 par value; nil and 61,364,562 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	—	658,788	100,963

Total mezzanine equity	547,843	1,407,536	215,714

Shareholders’ deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 99,044,776 and 99,044,776 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	68	68	10
Accumulated other comprehensive loss	(3,159)	(23,912)	(3,665)
Accumulated deficit	(289,396)	(564,029)	(86,441)

Total shareholders’ deficit	(292,487)	(587,873)	(90,096)

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	439,156	879,702	134,819

Statements of comprehensive loss

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Expenses
Research and development expenses	—	(2,289)	(1,753)	(269)
Administrative expenses	—	(3,334)	(13,745)	(2,106)

Loss from operations	—	(5,623)	(15,498)	(2,375)
Interest income	—	2,904	2,179	334
Other losses	—	(21)	—	—
Foreign exchange gain (loss), net	—	—	(1,551)	(238)
Share of losses of subsidiaries	(60,793)	(135,924)	(197,030)	(30,196)

Loss before income tax	(60,793)	(138,664)	(211,900)	(32,475)
Income tax expense	—	—	—	—

Net loss	(60,793)	(138,664)	(211,900)	(32,475)
Deemed dividend to convertible redeemable preferred shareholders	—	(25,390)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(12,199)	(36,802)	(62,733)	(9,614)

Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(72,992)	(200,856)	(274,633)	(42,089)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	—	(3,159)	(20,754)	(3,181)

Total comprehensive loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(72,992)	(204,015)	(295,387)	(45,270)

Statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Net cash used in operating activities	—	(5,499)	(13,309)	(2,040)
Net cash used in investing activities	—	(197,739)	(312,649)	(47,916)
Net cash generated from financing activities	—	439,501	792,775	121,498
Effect of exchange rate on cash and cash equivalents	—	—	(19,515)	(2,991)

Net increase in cash and cash equivalents	—	236,263	447,302	68,551
Cash and cash equivalents at the beginning of year	—	—	236,263	36,210

Cash and cash equivalents at the end of year	—	236,263	683,565	104,761